COMMITMENTS AND CONTINGENCIES (Details)	12 Months Ended
	Dec. 31, 2012 Claim	Dec. 31, 2011 Claim	Dec. 31, 2010 Claim
COMMITMENTS AND CONTINGENCIES [Abstract]
Number of claims filed	0	0	0